Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents | $	$ 15,192		$ 8,078		$ 11,996		$ 14,325
Prepaid expenses and other current assets | $	2,267		2,419
Total current assets | $	68,905		56,093
Property, plant and equipment-net | $	31,494		31,992
Total assets | $	100,399		90,987
Current liabilities:
Accrued payroll and employee benefits | $	5,566		4,643
Other accrued liabilities | $	1,873		1,474
Total current liabilities | $	19,120		14,786
Total shareholders' equity | $	81,279		76,201		$ 76,808		$ 84,063
Total liabilities and shareholders' equity | $	$ 100,399		$ 90,987
Parent Company [Member]
Current assets:
Cash and cash equivalents		¥ 259		¥ 174		¥ 294		¥ 1,369
Prepaid expenses and other current assets		58		30
Amounts due from subsidiaries		26,996		29,621
Total current assets		27,313		29,825
Investments in subsidiaries		55,669		48,083
Total assets		82,982		77,908
Current liabilities:
Accrued payroll and employee benefits		1,590		1,588
Other accrued liabilities		113		119
Total current liabilities		1,703		1,707
Total shareholders' equity		81,279		76,201
Total liabilities and shareholders' equity		¥ 82,982		¥ 77,908